RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 24.5	$ 26.1
Reserve balances related to visa debit card operations and merchant payment processing operations	$ 2.4	$ 2.5